Long-Term Investments, Net	12 Months Ended
Dec. 31, 2024
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET
7.	LONG-TERM INVESTMENTS, NET

(a)	Equity method investments, net

The Group had the following equity method investments:

	As of December 31,		As of December 31,
	2023		2024
	Percentage		Percentage
Name of company	of ownership	Amount	of ownership	Amount
	%		%
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. (“LMHB”) (1)	40	173	40	165
Unicom AirNet (Beijing) Network Co., Ltd. (“Unicom AirNet”) (2)	33.67	3,848	—	—
Less: impairment on equity method investments:
LMHB (1)		(173)		(165)
Equity method investments, net		$3,848		$—
(1)	In September 2015, AirNet Online entered into an agreement with BlueFocus Wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was fully impaired as of December 31, 2018.
(2)	On February 22, 2017, AirNet Online established Unicom AirNet, jointly with Unicom Broadband Online Co., Ltd. and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AirNet Online invested RMB117.9 million in Unicom AirNet. After this transaction, AirNet Online held 33.67% of equity interests in Unicom AirNet. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence over the operations of Unicom AirNet. The Group recorded its share of gain of Unicom AirNet of approximately $44 and $73 for the years ended December 31, 2023 and 2024, respectively. In February 2024, the Group entered into an equity transfer agreement with Hainan Oriental Meitong Technology Partnership (“Buyer”), an unaffiliated third party, pursuant to which the Group disposed of all the 33.67% of equity interests held by AirNet Online in Unicom AirNet for an aggregate consideration of RMB197.0 million. In April 2024, the Group received the full amount of the consideration from the Buyer. The net book value of investment in Unicom AirNet was approximately $3,700 before the disposal, and the Group recognized a total disposal gain of approximately $23,647.
(b)	Equity investments without readily determinable fair values, net

The Group had the following equity investments without readily determinable fair values, other-than-temporary impairment of $47,336 and $73,446 was recognized as of December 31, 2023 and 2024, respectively:

	As of December 31,		As of December 31,
	2023		2024
	Percentage		Percentage
Name of company	of ownership	Amount	of ownership	Amount
	%		%
Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”) (1)	13	$529	13	$517
AM Advertising (2)	20	74,977	20	72,929
Less: impairment
Zhongjiao Huineng (1)		(529)		(517)
AM Advertising (2)		(46,807)		(72,929)
Equity investments without readily determinable fair values, net		$28,170		$-
(1)	In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry. A full impairment loss was provided as of December 31, 2018.

(2)	The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence on the operation from 2016. In December 2018, the Group sold the 20.32% equity interests in AM Advertising but did not derecognize this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price received, which became the new basis of the investment. Hence, the investment impairment loss of $50,159 in AM Advertising was recorded for the year ended December 31, 2018 and the accumulated impairment was $46,807 as of December 31, 2023, due to changes from foreign currency translation adjustment. As of October 30, 2019, the Group and the transferee entered into a supplementary agreement on the outstanding amount of RMB380 million. The Group assessed that they are not involved in any operations or exercise any influence on AM Advertising, so it made a full impairment of the long-term investment in the year of 2024.